Summary of Significant Accounting Policies (DetailsTextual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies (Textual)
Property and equipment, useful lifes	3 years
Advertising	$ 64,577	$ 193,431	$ 960,239	$ 985,342
Property and Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Property and equipment, useful lifes	5 years
Property and Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Property and equipment, useful lifes	3 years
Long-Lived Assets [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Property and equipment, useful lifes	5 years
Long-Lived Assets [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Property and equipment, useful lifes	3 years